Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Restricted Share Activity

The following is a summary of restricted share activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at August 22, 2014 (Inception)	—	$—
Granted	9,887,000	$0.001
Vested	(821,252)

Unvested at December 31, 2014	9,065,748	$0.001

Vested at December 31, 2014	821,252	$0.001